FINANCIAL INSTRUMENTS - FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets And Financial Liabilities
The following table shows the carrying amounts, and if applicable, the fair values and measurement categories of the Group’s financial instruments within the meaning of IFRS 7. The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In thousands of euro	Note	Measurement category acc. to IFRS 9	Carrying amount	Fair value[1,2]	Level in the fair value hierarchy
December 31, 2021
Trade and other receivables[1]	9A, 9B	AC	57,081	—	-
Employee loans	9A	AC	19,099	20,263	3
Cash and cash equivalents[1]	12	AC	795,863	—	1
Total financial assets			872,043	—
Trade and other payables[1]	18	AC	59,183	—	-
Lease liabilities[2]	15	AC	165,233	—	-
Convertible notes	15	AC	141,572	154,308	3
Embedded derivative	15	FVTPL	104,807	104,807	3
Warrants	16	FVTPL	3,191	3,191	3
Total financial liabilities			473,986	—

Aggregated according to categories in IFRS 9:
Financial assets measured at amortized cost (AC)		AC	872,043	—	1/3
Financial assets measured at fair value through profit or loss (FVTPL)		FVTPL	—	—	-
Financial liabilities measured at amortized cost (AC)		AC	365,988	—	3
Financial liabilities measured at fair value through profit or loss (FVTPL)		FVTPL	107,998	107,998	3
1. The simplification option under IFRS 7.29(a) was used for disclosures of certain fair values where the carrying amount is a reasonable approximation of the instruments fair value.
2. Measurements within the scope of IFRS 16 are exempted from the requirements of IFRS 13 (IFRS 13.6(b))

In thousands of euro	Note	Measurement category acc. to IFRS 9	Carrying amount	Fair value[1,2]	Level in the fair value hierarchy
December 31, 2020
Trade and other receivables[1]	9A, 9B	AC	36,456	—	-
RSP loans	9A, 9B, 24	AC	29,998	30,231	3
Cash and cash equivalents[1]	12	AC	67,080	—	1
Total financial assets			133,534	—
Trade and other payables[1]	18	AC	34,165	—	-
Lease liabilities[2]	15	AC	92,162	—	-
Total financial liabilities			126,327	—

Aggregated according to categories in IFRS 9:
Financial assets measured at amortized cost (AC)		AC	133,534	—	1/3
Financial assets measured at fair value through profit or loss (FVTPL)		FVTPL	—	—	-
Financial liabilities measured at amortized cost (AC)		AC	126,327	—	3
Financial liabilities measured at fair value through profit or loss (FVTPL)		FVTPL	—	—	-
1. The simplification option under IFRS 7.29(a) was used for disclosures of certain fair values where the carrying amount is a reasonable approximation of the instruments fair value.
2. Measurements within the scope of IFRS 16 are exempted from the requirements of IFRS 13 (IFRS 13.6(b))